EQUITY (Details Narrative) - JPY (¥) ¥ / shares in Units, ¥ in Thousands				12 Months Ended
	Oct. 24, 2024	Jul. 08, 2024	Jul. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Class of Stock [Line Items]
Common stock, shares authorized				4,615,224	3,057,848
Common stock, shares, outstanding				1,153,806	764,462
Common shares issued for guaranty fees				6,000
Stock sub-division	1 for 60 sub-division effected on October 24, 2024 and the 1 for 30 reverse share split effected on January 26, 2026
Unpaid guaranty fees					¥ 792
Value of preferred shares issued					¥ 138,720	¥ 852,137
Maximum [Member]
Class of Stock [Line Items]
Net assets need to be matained after dividends payment				¥ 3,000
Chief Executive Officer [Member]
Class of Stock [Line Items]
Common shares issued for guaranty fees						1,798
Unpaid guaranty fees						¥ 9,900
Common Stock [Member]
Class of Stock [Line Items]
Common shares issued upon conversion					527,324
Common shares issued for guaranty fees				389,344		1,798
Value of preferred shares issued
Capitial reduction in share value			¥ 4,700	¥ 660,700
Reduction in common shares value					145,000
Additional Paid-in Capital [Member]
Class of Stock [Line Items]
Value of preferred shares issued					68,693	¥ 424,652
Increase in additional paid in capital			357,400	¥ 660,700	¥ 145,000
Class A Preferred Shares [Member]
Class of Stock [Line Items]
Common shares issued through public offering				389,344
Number of shares converted		120,000			120,000
Common shares issued upon conversion		120,000
Conversion price		¥ 2,499.90
Capitial reduction in share value			12,600
Class B Preferred Shares [Member]
Class of Stock [Line Items]
Number of shares converted		252,000			252,000
Common shares issued upon conversion		265,544
Conversion price		¥ 4,745.10
Capitial reduction in share value			53,100
Class C Preferred Shares [Member]
Class of Stock [Line Items]
Number of shares converted		132,670			132,670
Common shares issued upon conversion		141,780
Number of preferred shares issued					18,674	113,996
Value of preferred shares issued					¥ 138,720	¥ 852,137
Capitial reduction in share value			¥ 287,000
Class C Preferred Shares [Member] | Minimum [Member]
Class of Stock [Line Items]
Conversion price		¥ 6,945.00
Class C Preferred Shares [Member] | Maximum [Member]
Class of Stock [Line Items]
Conversion price		¥ 7,500.00